CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock	Additional Paid-In Capital	Retained Earnings	Unearned ESOP Shares	Accumulated Other Comprehensive Income (Loss)	Total
Balances at Sep. 30, 2011	$ 34	$ 31,955	$ 28,242	$ (2,698)	$ 1,040	$ 58,573
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			1,579			1,579
Dividends paid			(405)			(405)
ESOP compensation earned		24		135		159
Change in other comprehensive income (loss)					676	676
Stock based compensation expense
Balances at Sep. 30, 2012	34	31,979	29,416	(2,563)	1,716	60,582
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			2,156			2,156
Stock repurchase	(2)	(2,256)				(2,258)
Dividends paid			(498)			(498)
ESOP compensation earned		56		135		191
Change in other comprehensive income (loss)					(2,496)	(2,496)
Stock based compensation expense	2	226				228
Balances at Sep. 30, 2013	34	30,005	31,074	(2,428)	(780)	57,905
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			(160)			(160)
Stock repurchase		(71)				(71)
Dividends paid			(125)			(125)
ESOP compensation earned		14		34		48
Change in other comprehensive income (loss)					(71)	(71)
Stock based compensation expense		132				132
Balances at Dec. 31, 2013	34	30,080	30,789	(2,394)	(851)	57,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	969	0	0	969
557,621 shares issued in business combination, net of stock issuance costs of $212	6	7,618	0	0	0	7,624
Stock repurchase	(1)	(330)				(331)
Dividends paid	0	0	(556)	0	0	(556)
ESOP compensation earned	0	44	0	101	0	145
Change in other comprehensive income (loss)					899	(899)
Stock based compensation expense	0	399	0	0	0	399
Balances at Sep. 30, 2014	$ 39	$ 37,811	$ 31,202	$ (2,293)	$ 48	$ 66,807